Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity China Region Fund	Dec. 30, 2024
Fidelity China Region Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(0.29%)
Past 5 years	5.58%
Past 10 years	4.52%
Fidelity China Region Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(0.76%)
Past 5 years	4.62%
Past 10 years	3.39%
Fidelity China Region Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.13%
Past 5 years	4.51%
Past 10 years	3.54%
IXYE2
Average Annual Return:
Past 1 year	(0.95%)
Past 5 years	1.98%
Past 10 years	3.56%
MC041
Average Annual Return:
Past 1 year	9.86%
Past 5 years	3.71%
Past 10 years	2.70%